Other Intangible Assets, Net (Details) - Schedule of estimated future amortization expense relating to definite life intangible assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of estimated future amortization expense relating to definite life intangible assets [Abstract]
2021	$ 30,092
2022	30,036
2023	14,439
2024	10,544
2025	8,006
2026 and thereafter	38,452
Total	$ 131,569	$ 87,328